Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

September 30, 2020

VIPVS-QTLY-1120
1.808798.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.7%
Liberty Global PLC Class C (a)	114,300	$2,347,151
Media - 1.9%
Interpublic Group of Companies, Inc.	182,100	3,035,607
Nexstar Broadcasting Group, Inc. Class A	42,000	3,777,060
		6,812,667

TOTAL COMMUNICATION SERVICES		9,159,818

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 1.1%
BorgWarner, Inc.	101,500	3,932,110
Distributors - 1.0%
LKQ Corp. (a)	127,000	3,521,710
Diversified Consumer Services - 1.1%
Laureate Education, Inc. Class A (a)	281,000	3,731,680
Hotels, Restaurants & Leisure - 1.7%
Caesars Entertainment, Inc. (a)	108,000	6,054,480
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	42,102	4,108,734
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	74,000	3,855,400
Leisure Products - 1.1%
Mattel, Inc. (a)(b)	338,200	3,956,940
Specialty Retail - 1.8%
Lowe's Companies, Inc.	25,700	4,262,602
Sally Beauty Holdings, Inc. (a)(b)	213,600	1,856,184
		6,118,786
Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	250,695	3,918,363

TOTAL CONSUMER DISCRETIONARY		39,198,203

CONSUMER STAPLES - 6.7%
Food & Staples Retailing - 1.1%
U.S. Foods Holding Corp. (a)	169,700	3,770,734
Food Products - 3.0%
Darling Ingredients, Inc. (a)	128,963	4,646,537
Nomad Foods Ltd. (a)	128,200	3,266,536
Post Holdings, Inc. (a)	31,500	2,709,000
		10,622,073
Household Products - 1.6%
Energizer Holdings, Inc. (b)	58,000	2,270,120
Spectrum Brands Holdings, Inc.	60,300	3,446,748
		5,716,868
Tobacco - 1.0%
Altria Group, Inc.	87,500	3,381,000

TOTAL CONSUMER STAPLES		23,490,675

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Cheniere Energy, Inc. (a)	103,600	4,793,572
Hess Corp.	84,900	3,474,957
The Williams Companies, Inc.	119,700	2,352,105
Valero Energy Corp.	63,700	2,759,484
		13,380,118
FINANCIALS - 14.2%
Banks - 1.5%
First Citizens Bancshares, Inc.	6,700	2,135,826
First Citizens Bancshares, Inc. Class B	220	59,400
M&T Bank Corp.	35,400	3,259,986
		5,455,212
Capital Markets - 3.7%
Ameriprise Financial, Inc.	40,200	6,195,222
Lazard Ltd. Class A	106,914	3,533,508
LPL Financial	43,700	3,350,479
		13,079,209
Consumer Finance - 5.1%
Capital One Financial Corp.	74,300	5,339,198
Discover Financial Services	72,300	4,177,494
OneMain Holdings, Inc.	130,400	4,075,000
SLM Corp.	518,900	4,197,901
		17,789,593
Insurance - 3.9%
Allstate Corp.	35,300	3,323,142
American International Group, Inc.	86,600	2,384,098
Assurant, Inc.	28,200	3,420,942
The Travelers Companies, Inc.	42,300	4,576,437
		13,704,619

TOTAL FINANCIALS		50,028,633

HEALTH CARE - 8.0%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	47,500	5,435,425
Health Care Equipment & Supplies - 0.8%
Envista Holdings Corp. (a)	107,100	2,643,228
Health Care Providers & Services - 4.7%
Centene Corp. (a)	121,500	7,087,095
Cigna Corp.	56,100	9,503,900
		16,590,995
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	24,100	3,436,419

TOTAL HEALTH CARE		28,106,067

INDUSTRIALS - 19.3%
Aerospace & Defense - 0.9%
General Dynamics Corp.	23,000	3,183,890
Air Freight & Logistics - 0.8%
FedEx Corp.	10,600	2,666,112
Commercial Services & Supplies - 0.9%
The Brink's Co.	77,100	3,168,039
Construction & Engineering - 2.5%
AECOM (a)	104,600	4,376,464
Willscot Mobile Mini Holdings (a)	264,200	4,406,856
		8,783,320
Electrical Equipment - 2.6%
Regal Beloit Corp.	46,700	4,383,729
Sensata Technologies, Inc. PLC (a)	112,800	4,866,192
		9,249,921
Machinery - 2.7%
Allison Transmission Holdings, Inc.	123,900	4,353,846
Stanley Black & Decker, Inc.	31,600	5,125,520
		9,479,366
Professional Services - 3.2%
ASGN, Inc. (a)	48,900	3,108,084
Manpower, Inc.	59,400	4,355,802
Nielsen Holdings PLC	272,800	3,868,304
		11,332,190
Road & Rail - 2.2%
Ryder System, Inc.	91,700	3,873,408
TFI International, Inc. (Canada)	93,300	3,901,426
		7,774,834
Trading Companies & Distributors - 3.5%
Beacon Roofing Supply, Inc. (a)	130,200	4,045,314
HD Supply Holdings, Inc. (a)	104,600	4,313,704
Univar, Inc. (a)	230,200	3,885,776
		12,244,794

TOTAL INDUSTRIALS		67,882,466

INFORMATION TECHNOLOGY - 6.4%
Electronic Equipment & Components - 1.2%
Flextronics International Ltd. (a)	377,500	4,205,350
IT Services - 2.2%
Capgemini SA	24,900	3,204,042
DXC Technology Co.	157,700	2,814,945
Unisys Corp. (a)	140,677	1,501,024
		7,520,011
Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductors NV	20,900	2,608,529
ON Semiconductor Corp. (a)	173,800	3,769,722
		6,378,251
Software - 1.2%
SS&C Technologies Holdings, Inc.	70,100	4,242,452

TOTAL INFORMATION TECHNOLOGY		22,346,064

MATERIALS - 8.9%
Chemicals - 4.8%
Axalta Coating Systems Ltd. (a)	155,800	3,454,086
DuPont de Nemours, Inc.	74,239	4,118,780
Olin Corp.	236,701	2,930,358
Tronox Holdings PLC	382,400	3,009,488
W.R. Grace & Co.	88,200	3,553,578
		17,066,290
Construction Materials - 2.0%
Eagle Materials, Inc.	48,100	4,151,992
Summit Materials, Inc. (a)	167,600	2,772,104
		6,924,096
Containers & Packaging - 2.1%
Crown Holdings, Inc. (a)	58,200	4,473,252
O-I Glass, Inc.	278,700	2,951,433
		7,424,685

TOTAL MATERIALS		31,415,071

REAL ESTATE - 10.2%
Equity Real Estate Investment Trusts (REITs) - 8.3%
American Tower Corp.	16,900	4,085,237
CubeSmart	273,700	8,843,247
Equinix, Inc.	8,600	6,537,118
Equity Lifestyle Properties, Inc.	101,500	6,221,950
Iron Mountain, Inc.	123,600	3,311,244
		28,998,796
Real Estate Management & Development - 1.9%
CBRE Group, Inc. (a)	145,200	6,820,044

TOTAL REAL ESTATE		35,818,840

UTILITIES - 8.1%
Electric Utilities - 2.7%
Edison International	104,800	5,328,032
PG&E Corp. (a)	442,100	4,151,319
		9,479,351
Independent Power and Renewable Electricity Producers - 3.7%
The AES Corp.	390,200	7,066,522
Vistra Corp.	304,900	5,750,414
		12,816,936
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	317,000	6,133,950

TOTAL UTILITIES		28,430,237

TOTAL COMMON STOCKS
(Cost $335,367,697)		349,256,192

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.10% (c)	259,354	259,406
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	869,530	869,617
TOTAL MONEY MARKET FUNDS
(Cost $1,129,023)		1,129,023
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $336,496,720)		350,385,215
NET OTHER ASSETS (LIABILITIES) - 0.3%		987,117
NET ASSETS - 100%		$351,372,332

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,116
Fidelity Securities Lending Cash Central Fund	14,996
Total	$26,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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